VARIABLE INTEREST ENTITIES (Details 1) CAD in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 20, 2013 CAD	Dec. 31, 2013 CAD	Dec. 31, 2013 USD ($)
Proceeds from sale
Gross proceeds from sale | $			$ 33.0
De-recognition of liabilities
Long-term debt - affiliate loans | $			$ 20.8
Powell River Energy Inc [Member]
Proceeds from sale
Gross proceeds from sale	CAD 33.0	CAD 33.0
Closing costs incurred		(0.2)
Settlement of affiliate loans		(20.8)
Other adjustments		(0.1)
Net proceeds		11.9
De-recognition of assets
Cash and cash equivalents		(6.0)
Other		(3.0)
Property, plant and equipment		(145.6)
De-recognition of liabilities
Accounts payable and accrued liabilities		6.8
Long-term debt		113.8
Long-term debt - affiliate loans		20.8
De-recognition of non-controlling interest		6.6
Gain (Loss) on Disposition of Stock in Subsidiary		CAD 5.3